Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of February 2015
Collection Period Start	1-Feb-15	Distribution Date	16-Mar-15
Collection Period End	28-Feb-15	30/360 Days	30
Beg. of Interest Period	17-Feb-15	Actual/360 Days	27
End of Interest Period	16-Mar-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	628,540,908.94	588,176,503.68	0.6102304
Total Securities		963,859,720.12	628,540,908.94	588,176,503.68	0.6102304
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	60,096,894.34	44,614,656.71	0.3186761
Class A-2b Notes	0.443000%	225,000,000.00	96,584,294.48	71,702,126.85	0.3186761
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	15,482,237.63	28,546.02	110.5874117	0.2039001
Class A-2b Notes	24,882,167.63	32,090.13	110.5874117	0.1426228
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	40,364,405.26	269,427.82

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,613,780.90
Monthly Interest				2,742,224.51
Total Monthly Payments				11,356,005.41

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				711,585.00
Aggregate Sales Proceeds Advance				17,404,953.21
Total Advances				18,116,538.21

Vehicle Disposition Proceeds:
Reallocation Payments				17,654,313.18
Repurchase Payments				1,189,233.69
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,659,839.50
Excess Wear and Tear and Excess Mileage				134,276.90
Remaining Payoffs				0.00
Net Insurance Proceeds				572,747.81
Residual Value Surplus				328,291.04
Total Collections				59,011,245.74

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,586,345.18			913
Involuntary Repossession	257,749.00			16
Voluntary Repossession	81,778.00			6
Full Termination	3,701,514.00			244
Bankruptcy	26,927.00			2
Insurance Payoff		563,525.04		29
Customer Payoff			98,161.30	6
Grounding Dealer Payoff			6,134,040.31	311
Dealer Purchase			2,049,097.13	103
Total	17,654,313.18	563,525.04	8,281,298.74	1,630

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of February 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	33,853	706,225,638.10	7.00000%	628,540,908.94
Total Depreciation Received		(9,922,593.32)		(8,081,859.72)
Principal Amount of Gross Losses	(50)	(1,031,960.12)		(925,043.20)
Repurchase / Reallocation	(75)	(1,296,354.13)		(1,189,233.69)
Early Terminations	(1,064)	(18,499,774.16)		(16,632,727.92)
Scheduled Terminations	(780)	(14,787,234.31)		(13,535,540.73)
Pool Balance - End of Period	31,884	660,687,722.06		588,176,503.68

Remaining Pool Balance
Lease Payment				111,182,217.26
Residual Value				476,994,286.42
Total				588,176,503.68

III. DISTRIBUTIONS

Total Collections					59,011,245.74
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					59,011,245.74

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					465,585.18
3. Reimbursement of Sales Proceeds Advance					12,594,188.36
4. Servicing Fee:
Servicing Fee Due					523,784.09
Servicing Fee Paid					523,784.09
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					13,583,557.63

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					28,546.02

Class A-2 Notes Monthly Interest Paid					28,546.02
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					32,090.13

Class A-2 Notes Monthly Interest Paid					32,090.13
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of February 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	269,427.82
Total Note and Certificate Monthly Interest Paid	269,427.82
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	45,158,260.29

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	40,364,405.26

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	40,364,405.26
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,793,855.03

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of February 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,793,855.03
Gross Reserve Account Balance		19,251,750.83
Remaining Available Collections Released to Seller		4,793,855.03
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		9.66
Monthly Prepayment Speed		95%
Lifetime Prepayment Speed		79%

	$	units
Recoveries of Defaulted and Casualty Receivables	983,170.70
Securitization Value of Defaulted Receivables and Casualty Receivables	925,043.20	50
Aggregate Defaulted and Casualty Gain (Loss)	58,127.50
Pool Balance at Beginning of Collection Period	628,540,908.94
Net Loss Ratio	0.0092%

Cumulative Net Losses for all Periods	0.1386%	1,336,017.41

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,604,420.32	257
61-90 Days Delinquent	927,905.93	56
91-120+ Days Delinquent	508,839.42	27
Total Delinquent Receivables:	6,041,165.67	340
60+ Days Delinquencies as Percentage of Receivables	0.23%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	17,287,859.18	1157
Securitization Value	18,964,046.75
Aggregate Residual Gain (Loss)	(1,676,187.57)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	64,790,771.23	4,324
Cumulative Securitization Value	72,901,356.75
Cumulative Residual Gain (Loss)	(8,110,585.52)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		21,829,117.14
Reimbursement of Outstanding Advance		12,594,188.36
Additional Advances for current period		17,404,953.21
Ending Balance of Residual Advance		26,639,881.99

Beginning Balance of Payment Advance		1,311,162.30
Reimbursement of Outstanding Payment Advance		465,585.18
Additional Payment Advances for current period		711,585.00
Ending Balance of Payment Advance		1,557,162.12

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of February 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No